Other License Agreements - Additional Information (Detail) - Presage License Agreement - Presage Biosciences, Inc. $ in Millions	1 Months Ended
Sep. 30, 2017 USD ($)
Related Party Transaction [Line Items]
Compensation payable for grant of rights	$ 4.9
Payment for license	2.9
Incremental Payment
Related Party Transaction [Line Items]
Compensation payable for grant of rights	2.0
Potential Payments on Achievement of Development Regulatory and Commercial Milestones
Related Party Transaction [Line Items]
Milestone payment receivable amount	$ 179.0